UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     July 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $492,524 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    19786    18710 PRN      SOLE                        0        0    18710
ALZA CORP                      SDCV 7/2         02261WAB5     9281    10370 PRN      SOLE                        0        0    10370
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    31200    34360 PRN      SOLE                        0        0    34360
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    16587    16430 PRN      SOLE                        0        0    16430
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    16646    17835 PRN      SOLE                        0        0    17835
BRISTOL MYERS SQUIBB CO        DBCV 9/1         110122AN8    29074    29210 PRN      SOLE                        0        0    29210
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    12267     7270 PRN      SOLE                        0        0     7270
COUNTRYWIDE FINANCIAL CORP     DBCV 5/1         222372AP9     8502     9075 PRN      SOLE                        0        0     9075
CSX CORP                       DBCV 10/3        126408GA5     5413     2430 PRN      SOLE                        0        0     2430
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     6892     5370 PRN      SOLE                        0        0     5370
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    26175    22956 PRN      SOLE                        0        0    22956
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18937    19715 PRN      SOLE                        0        0    19715
GENERAL MTRS CORP              DEB SR CONV B    370442733     2021   147650 SH       SOLE                        0        0   147650
GENZYME CORP                   NOTE 1.250%12/0  372917AN4    12684    11455 PRN      SOLE                        0        0    11455
INTEL CORP                     SDCV 2.950%12/1  458140AD2    18107    18570 PRN      SOLE                        0        0    18570
ISHARES TR                     MSCI EAFE IDX    464287465      210     3050 SH       SOLE                     3050        0        0
ISHARES TR                     RUSSELL 2000     464287655      418     6050 SH       SOLE                     5050        0     1000
LEHMAN BROS HLDGS INC          NOTE 1.000%11/1  524908MP2     5189     6365 PRN      SOLE                        0        0     6365
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4    14660    10755 PRN      SOLE                        0        0    10755
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    31448    29510 PRN      SOLE                        0        0    29510
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    26509    26045 PRN      SOLE                        0        0    26045
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    28613    23240 PRN      SOLE                        0        0    23240
PROLOGIS                       NOTE 1.875%11/1  743410AR3     4506     5195 PRN      SOLE                        0        0     5195
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1    23871    24950 PRN      SOLE                        0        0    24950
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     9519     3525 PRN      SOLE                        0        0     3525
SPDR TR                        UNIT SER 1       78462F103      326     2550 SH       SOLE                        0        0     2550
ST JUDE MED INC                DBCV 1.220%12/1  790849AD5    15131    15275 PRN      SOLE                        0        0    15275
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    20712    20260 PRN      SOLE                        0        0    20260
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3    15658    13940 PRN      SOLE                        0        0    13940
US BANCORP DEL                 DBCV 9/2         902973AQ9    17453    17600 PRN      SOLE                        0        0    17600
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     7452     8365 PRN      SOLE                        0        0     8365
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     9585    10235 PRN      SOLE                        0        0    10235
WYETH                          DBCV 1/1         983024AD2    27692    26680 PRN      SOLE                        0        0    26680
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